Operating segments - Disaggregated revenue information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers
Payment processing fees	₽ 34,326	₽ 30,736	₽ 23,694
Cash and settlement service fees	512	932	2,980
Platform and marketing services related fees	794	157	98
Fees for guarantees issued	440	121	25
Other revenue	208	228	122
Continuing and discontinued operations
Disclosure of disaggregation of revenue from contracts with customers
Payment processing fees	34,326	30,736	23,694
Cash and settlement service fees	1,326	1,403	3,017
Installment cards related fees	827	1,139	359
Platform and marketing services related fees	809	157	100
Fees for guarantees issued	440	121	25
Other revenue	297	328	142
Total revenue from contracts with customers	38,025	33,884	27,337
Continuing and discontinued operations | PS
Disclosure of disaggregation of revenue from contracts with customers
Payment processing fees	34,326	30,736	23,694
Cash and settlement service fees	80	49	64
Platform and marketing services related fees	133	106	97
Fees for guarantees issued	23	27	12
Other revenue	168	106	36
Total revenue from contracts with customers	34,730	31,024	23,903
Continuing and discontinued operations | CFS
Disclosure of disaggregation of revenue from contracts with customers
Installment cards related fees	827	1,139	359
Platform and marketing services related fees			3
Total revenue from contracts with customers	827	1,139	362
Continuing and discontinued operations | RB
Disclosure of disaggregation of revenue from contracts with customers
Cash and settlement service fees	814	471	37
Platform and marketing services related fees	14
Other revenue	95	100	20
Total revenue from contracts with customers	923	571	57
Continuing and discontinued operations | CO
Disclosure of disaggregation of revenue from contracts with customers
Cash and settlement service fees	432	883	2,916
Platform and marketing services related fees	662	51
Fees for guarantees issued	417	94	13
Other revenue	34	122	86
Total revenue from contracts with customers	₽ 1,545	₽ 1,150	₽ 3,015